Deferred tax assets and liabilities (Tables )	12 Months Ended
Dec. 31, 2018
Disclosure of Deferred Tax [Abstract]
Disclosure of detailed information about Deferred tax assets and liabilities [text block]
(€ million)	December 31, 2018	December 31, 2017
Deferred tax liabilities, gross	7,956	10,169
Deferred tax assets available for offset	(3,684)	(4,269)
Deferred tax liabilities	4,272	5,900
Deferred tax assets, gross (net of accumulated write-down provisions)	7,615	8,347
Deferred tax liabilities available for offset	(3,684)	(4,269)
Deferred tax assets	3,931	4,078

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:
(€ million)	Carrying amount at December 31, 2018	Carrying amount at December 31, 2017
Deferred tax liabilities
Accelerated tax depreciation	6,612	8,323
Difference between the fair value and the carrying amount of assets acquired	849	1,106
Site restoration and abandonment (tangible assets)	85	305
Application of the weighted average cost method in evaluation of inventories	44	70
Other	366	365
	7,956	10,169
Deferred tax assets, gross
Carry-forward tax losses	(5,528)	(5,240)
Site restoration and abandonment (provisions for contingencies)	(1,986)	(2,747)
Timing differences on depreciation and amortization	(2,104)	(2,164)
Accruals for impairment losses and provisions for contingencies	(1,460)	(1,404)
Impairment losses	(792)	(801)
Over/Under lifting	(604)	(395)
Employee benefits	(212)	(194)
Unrealized intercompany profits	(124)	(130)
Other	(546)	(534)
	(13,356)	(13,609)
Accumulated write-downs of deferred tax assets	5,741	5,262
Deferred tax assets, net	(7,615)	(8,347)

Disclosure of reconciliation of changes in deferred tax liability assets [text block]
The following table summarizes the changes in deferred tax liabilities and assets:
(€ million)	Deferred tax liabilities	Deferred tax assets, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets, net of impairments
2018
Carrying amount – beginning of the year	10,169	(13,609)	5,262	(8,347)
Changes in accounting principles (IFRS 15)	37	(237)		(237)
Carrying amount restated – beginning of the year	10,206	(13,846)	5,262	(8,584)
Additions	1,147	(1,478)	253	(1,225)
Deductions	(802)	1,523	(43)	1,480
Currency translation differences	283	(278)	71	(207)
Decrease through loss of control of subsidiary	(2,778)	813		813
Other changes	(100)	(90)	198	108
Carrying amount at the end of the year	7,956	(13,356)	5,741	(7,615)
2017
Carrying amount at the beginning of the year	10,953	(13,698)	5,622	(8,076)
Additions	1,171	(2,341)	212	(2,129)
Deductions	(835)	1,588	(349)	1,239
Currency translation differences	(1,123)	862	(202)	660
Other changes	3	(20)	(21)	(41)
Carrying amount at the end of the year	10,169	(13,609)	5,262	(8,347)